Intangible assets and goodwill (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		$ 220,373		$ 223,084
Additions		649		10,255
Impairment losses recognized in profit or loss for the year		(478)		(1,798)
Other increases / decreases for foreign currency exchange rates		2,256		6
Transferred from available for sale		16
Decreases through sale		0		(136)
Other increases (decreases)		(188)		309
Amortization		(8,374)		(11,347)
Total increases (decreases)		(6,119)		(2,711)
Closing balance		214,254		220,373
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		270,753		260,317
Additions		649		10,255
Impairment losses recognized in profit or loss for the year		0		311
Other increases / decreases for foreign currency exchange rates		2,254		6
Decrease for classification as held for sale		0
Transferred from available for sale		16
Decreases through sale				(136)
Other increases (decreases)		(188)
Total increases (decreases)		2,731		10,436
Closing balance		273,484		270,753
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(50,380)		(37,233)
Impairment losses recognized in profit or loss for the year		(478)	[1]	(1,798)
Other increases / decreases for foreign currency exchange rates		2		0
Other increases (decreases)		0		(2)
Amortization		(8,374)		(11,347)
Total increases (decreases)		(8,850)		(13,147)
Closing balance		(59,230)		(50,380)
Indeifinite Intangible assets [Member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		41,966		34,726
Additions		0		7,380
Impairment losses recognized in profit or loss for the year		0		(140)
Other increases / decreases for foreign currency exchange rates		0		0
Transferred from available for sale		0
Decreases through sale		0		0
Other increases (decreases)		(7,370)		0
Amortization		0		0
Total increases (decreases)		(7,370)		7,240
Closing balance		34,596		41,966
Indeifinite Intangible assets [Member] | Gross carrying amount [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		45,500		38,120
Additions		0		7,380
Impairment losses recognized in profit or loss for the year		0		0
Other increases / decreases for foreign currency exchange rates		0		0
Decrease for classification as held for sale		0
Transferred from available for sale		0
Decreases through sale				0
Other increases (decreases)		(7,370)
Total increases (decreases)		(7,370)		7,380
Closing balance		38,130		45,500
Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member] | Goodwill [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(3,534)		(3,394)
Impairment losses recognized in profit or loss for the year		0	[1]	(140)
Other increases / decreases for foreign currency exchange rates		0		0
Other increases (decreases)		0		0
Amortization		0		0
Total increases (decreases)		0		(140)
Closing balance		(3,534)		(3,534)
IT programs [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		4,826		6,011
Additions		296		508
Impairment losses recognized in profit or loss for the year		0		(14)
Other increases / decreases for foreign currency exchange rates		(17)		5
Transferred from available for sale		0
Decreases through sale		0		0
Other increases (decreases)		58		297
Amortization		(1,716)		(1,981)
Total increases (decreases)		(1,379)		(1,185)
Closing balance		3,447		4,826
IT programs [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		35,281		34,471
Additions		296		508
Impairment losses recognized in profit or loss for the year		0		297
Other increases / decreases for foreign currency exchange rates		(19)		5
Decrease for classification as held for sale		0
Transferred from available for sale		0
Decreases through sale				0
Other increases (decreases)		58
Total increases (decreases)		335		810
Closing balance		35,616		35,281
IT programs [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(30,455)		(28,460)
Impairment losses recognized in profit or loss for the year		0	[1]	(14)
Other increases / decreases for foreign currency exchange rates		2		0
Other increases (decreases)		0		0
Amortization		(1,716)		(1,981)
Total increases (decreases)		(1,714)		(1,995)
Closing balance		(32,169)		(30,455)
Mining rights [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		150,046		157,570
Additions		344		2,295
Impairment losses recognized in profit or loss for the year		(48)		(654)
Other increases / decreases for foreign currency exchange rates		2,283		0
Transferred from available for sale		16
Decreases through sale		0		(136)
Other increases (decreases)		(246)		(2)
Amortization		(2,863)		(9,027)
Total increases (decreases)		(514)		(7,524)
Closing balance		149,532		150,046
Mining rights [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		160,496		158,337
Additions		344		2,295
Impairment losses recognized in profit or loss for the year		0		0
Other increases / decreases for foreign currency exchange rates		2,283		0
Decrease for classification as held for sale		0
Transferred from available for sale		16
Decreases through sale				(136)
Other increases (decreases)		(246)
Total increases (decreases)		2,397		2,159
Closing balance		162,893		160,496
Mining rights [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(10,450)		(767)
Impairment losses recognized in profit or loss for the year		(48)	[1]	(654)
Other increases / decreases for foreign currency exchange rates		0		0
Other increases (decreases)		0		(2)
Amortization		(2,863)		(9,027)
Total increases (decreases)		(2,911)		(9,683)
Closing balance		(13,361)		(10,450)
Water rights and rights of way [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		5,343
Additions		0
Impairment losses recognized in profit or loss for the year		(430)
Other increases / decreases for foreign currency exchange rates		(4)
Transferred from available for sale		0
Decreases through sale		0
Other increases (decreases)		0
Amortization		0
Total increases (decreases)		(434)
Closing balance		4,909		5,343
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		7,424
Additions		0
Impairment losses recognized in profit or loss for the year		0
Other increases / decreases for foreign currency exchange rates		(4)
Decrease for classification as held for sale		0
Transferred from available for sale		0
Other increases (decreases)		0
Total increases (decreases)		(4)
Closing balance		7,420		7,424
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(2,081)
Impairment losses recognized in profit or loss for the year	[1]	(430)
Other increases / decreases for foreign currency exchange rates		0
Other increases (decreases)		0
Amortization		0
Total increases (decreases)		(430)
Closing balance		(2,511)		(2,081)
Water rights and rights of way [member] | Indeifinite Intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		23,343		23,342
Additions				0
Impairment losses recognized in profit or loss for the year				0
Other increases / decreases for foreign currency exchange rates				1
Decreases through sale				0
Other increases (decreases)				0
Amortization				0
Total increases (decreases)				1
Closing balance				23,343
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		25,424		25,423
Additions				0
Impairment losses recognized in profit or loss for the year				0
Other increases / decreases for foreign currency exchange rates				1
Decreases through sale				0
Total increases (decreases)				1
Closing balance				25,424
Water rights and rights of way [member] | Indeifinite Intangible assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(2,081)		(2,081)
Impairment losses recognized in profit or loss for the year				0
Other increases / decreases for foreign currency exchange rates				0
Other increases (decreases)				0
Amortization				0
Total increases (decreases)				0
Closing balance				(2,081)
Water rights | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		18,000
Additions		0
Impairment losses recognized in profit or loss for the year		0
Other increases / decreases for foreign currency exchange rates		0
Transferred from available for sale		0
Decreases through sale		0
Other increases (decreases)		0
Amortization		(2,842)
Total increases (decreases)		(2,842)
Closing balance		15,158		18,000
Water rights | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		18,000
Additions		0
Impairment losses recognized in profit or loss for the year		0
Other increases / decreases for foreign currency exchange rates		0
Decrease for classification as held for sale		0
Transferred from available for sale		0
Other increases (decreases)		0
Total increases (decreases)		0
Closing balance		18,000		18,000
Water rights | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0
Impairment losses recognized in profit or loss for the year	[1]	0
Other increases / decreases for foreign currency exchange rates		0
Other increases (decreases)		0
Amortization		(2,842)
Total increases (decreases)		(2,842)
Closing balance		(2,842)		0
Customer-related intangible assets [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0		1,273
Additions		0		0
Impairment losses recognized in profit or loss for the year		0		(990)
Other increases / decreases for foreign currency exchange rates		0		0
Transferred from available for sale		0
Decreases through sale		0		0
Other increases (decreases)		0		0
Amortization		0		(283)
Total increases (decreases)		0		(1,273)
Closing balance		0		0
Customer-related intangible assets [member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		1,778		1,778
Additions		0		0
Impairment losses recognized in profit or loss for the year		0		0
Other increases / decreases for foreign currency exchange rates		0		0
Decrease for classification as held for sale		0
Transferred from available for sale		0
Decreases through sale				0
Other increases (decreases)		0
Total increases (decreases)		0		0
Closing balance		1,778		1,778
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(1,778)		(505)
Impairment losses recognized in profit or loss for the year		0	[1]	(990)
Other increases / decreases for foreign currency exchange rates		0		0
Other increases (decreases)		0		0
Amortization		0		(283)
Total increases (decreases)		0		(1,273)
Closing balance		(1,778)		(1,778)
Intellectual property [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0
Additions		0
Impairment losses recognized in profit or loss for the year		0
Other increases / decreases for foreign currency exchange rates		0
Transferred from available for sale		0
Decreases through sale		0
Other increases (decreases)		7,370
Amortization		(889)
Total increases (decreases)		6,481
Closing balance		6,481		0
Intellectual property [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0
Additions		0
Impairment losses recognized in profit or loss for the year		0
Other increases / decreases for foreign currency exchange rates		0
Decrease for classification as held for sale		0
Transferred from available for sale		0
Other increases (decreases)		7,370
Total increases (decreases)		7,370
Closing balance		7,370		0
Intellectual property [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		0
Impairment losses recognized in profit or loss for the year	[1]	0
Other increases / decreases for foreign currency exchange rates		0
Other increases (decreases)		0
Amortization		(889)
Total increases (decreases)		(889)
Closing balance		(889)		0
Other Intangible Assets [Member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		192		162
Additions		9		72
Impairment losses recognized in profit or loss for the year		0		0
Other increases / decreases for foreign currency exchange rates		(6)		0
Transferred from available for sale		0
Decreases through sale		0		0
Other increases (decreases)		0		14
Amortization		(64)		(56)
Total increases (decreases)		(61)		30
Closing balance		131		192
Other Intangible Assets [Member] | Gross carrying amount [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		2,274		2,188
Additions		9		72
Impairment losses recognized in profit or loss for the year		0		14
Other increases / decreases for foreign currency exchange rates		(6)		0
Decrease for classification as held for sale		0
Transferred from available for sale		0
Decreases through sale				0
Other increases (decreases)		0
Total increases (decreases)		3		86
Closing balance		2,277		2,274
Other Intangible Assets [Member] | Accumulated depreciation and amortisation [member] | Finite intangible assets [Member]
Disclosure Of Intangible Assets And Goodwill [Line Items]
Opening balance		(2,082)		(2,026)
Impairment losses recognized in profit or loss for the year		0	[1]	0
Other increases / decreases for foreign currency exchange rates		0		0
Other increases (decreases)		0		0
Amortization		(64)		(56)
Total increases (decreases)		(64)		(56)
Closing balance		$ (2,146)		$ (2,082)

[1]	See Note 21.5